Subsequent Events - Additional Information (Detail) $ in Millions			12 Months Ended
	Mar. 01, 2019	Jan. 01, 2019 ARS ($) Installment	Dec. 31, 2018 ARS ($)
Administracion Federal de Ingresos Publicos [member]
Disclosure of non-adjusting events after reporting period [line items]
Amount claimed against dispute			$ 4,354
Events After Reporting Period [member]
Disclosure of non-adjusting events after reporting period [line items]
Power charges	20.00%
Tax revaluation expiration date			Mar. 29, 2019
Percentage of special tax payment		10.00%
Loss recognised on tax revaluation on deferred tax		$ 4,600
Gain recognised on tax revaluation on deferred tax		32,700
Events After Reporting Period [member] | Administracion Federal de Ingresos Publicos [member]
Disclosure of non-adjusting events after reporting period [line items]
Amount claimed against dispute		$ 5,500
Number of installments for paying claim amount | Installment		60
Loss due to claim payment		$ 18,800